LONG-TERM DEBT (Details)				1 Months Ended						12 Months Ended
	Jul. 21, 2021 USD ($)	Apr. 14, 2020 USD ($)	Jun. 29, 2017 USD ($)	Sep. 30, 2020 USD ($) aircraft	Dec. 31, 2017 USD ($)	May 31, 2016 USD ($) aircraft	Apr. 30, 2016 USD ($)	Aug. 31, 2014 USD ($) aircraft	Nov. 30, 2013 USD ($) aircraft	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Prepayment of debt	$ 175,500,000									$ 214,081,000	$ 63,450,000	$ 37,706,000
Gain (Loss) on Extinguishment of Debt										(2,379,000)
Amortization period for principal and interest payments											3 months
Additional principal payments per hour if fleet flown over 1200 hours											$ 300
1st Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 100,000,000.0
Number of aircrafts to be acquired | aircraft									22
A-1
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 60,000,000.0
A-2
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 40,000,000.0
Amended 1st Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 175,400,000
Fee to the consenting lenders			$ 300,000				$ 400,000
Percentage of fee to the consenting lenders			0.25%				0.25%
Deposit in cash in a restricted pledged securities collateral account							$ 10,000,000.0
Variable interest rate											1.00%
Basis spread interest rate											8.55%
Fixed interest rate											12.00%
Refinancing fees					$ 500,000
Prepayment of debt				$ 20,500,000
Number of aircrafts released | aircraft				11
Number of aircrafts purchased | aircraft											24
Contribution amount			$ 70,000,000.0
Amended 1st Facility | First Firm Order
Debt Instrument [Line Items]
Number of additional aircrafts to be acquired | aircraft								13
A-3
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 57,900,000
B
Debt Instrument [Line Items]
Maximum borrowing capacity					20,000,000.0			17,500,000
Maximum borrowing capacity per aircraft								$ 500,000
Additional maximum borrowing capacity per aircraft					$ 6,400,000
Variable interest rate					12.75%
Basis spread interest rate					1.00%
Fixed interest rate					12.00%
B | Maximum
Debt Instrument [Line Items]
Variable interest rate					18.00%
2nd Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 120,800,000
Number of aircrafts to be acquired | aircraft						18
Deposit in cash in a restricted pledged securities collateral account													$ 70,000,000.0
Variable interest rate											1.00%
Number of aircrafts purchased | aircraft						23					23
2nd Facility | Additional Firm Order
Debt Instrument [Line Items]
Number of aircrafts to be acquired | aircraft						5
2nd Facility A
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 86,300,000
Fee to the consenting lenders			$ 200,000
Percentage of fee to the consenting lenders			0.25%
Basis spread interest rate											6.50%
2nd Facility B
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 34,500,000
Fee to the consenting lenders			$ 300,000
Percentage of fee to the consenting lenders			0.75%
Basis spread interest rate											8.50%
3rd Facility
Debt Instrument [Line Items]
Maximum borrowing capacity													89,300,000
Basis spread interest rate											7.10%
Number of aircrafts purchased | aircraft											14
3rd Facility A
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 89,300,000
CARES Act Paycheck Protection Program Loan [Member] | Mountain Aviation
Debt Instrument [Line Items]
Proceeds from Issuance of Other Long-term Debt		$ 3,200,000
Credit Facility
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt										$ 2,400,000